Loans from Related Party (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
David Leb [Member]
Loans from Related Party (Details) [Line Items]
Loan agreement amount	$ 974
First Loan [Member]
Loans from Related Party (Details) [Line Items]
Loan amount	$ 200
Annual interest rate	4.00%
Second Loan [Member]
Loans from Related Party (Details) [Line Items]
Loan amount	$ 800
Annual interest rate	4.00%
Credit period	36 months